License Agreement Acquired from Related Parties (Details Narrative)		3 Months Ended		6 Months Ended		12 Months Ended
	May 10, 2018 USD ($) Integer $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Nov. 08, 2017 $ / shares	Oct. 31, 2017 $ / shares
Class of warrant share | shares		900,000		900,000
Warrant exercise price | $ / shares		$ 1.10		$ 1.10				$ 1.25
Accounts receivable acquired on acquisition				$ 250,000
Net of dicount of intangible assets		$ 77,182		77,182
Acquisition cost of agreement		1,518,523		1,518,523
Accumulated amortization		(81,349)		(81,349)
Contract obligation		772,818		772,818
Contract obligations, current		290,909		290,909
Contract obligations, non current		481,909		481,909
Due from related party		250,000		250,000
Excess cost of acquisition to related party over historical basis		$ 4,450,000		4,450,000
YLK investors [Member]
Accounts receivable acquired on acquisition				250,000
Warrants [Member]
Warrant exercise price | $ / shares						$ 1.10
Stock issued during period, value						$ 1,437,000
Fair value of warrants				$ 338,358		$ 338,358
YA II PN, Ltd. Advisors Global, LP [Member]
Warrant exercise price | $ / shares							$ 1.10
Future Farm Technologies, Inc [Member]
Due from related party	$ 250,000
Historical acquisition cost	$ 1,000,000
Acquisition Agreement [Member] | YLK Partners NV, LLC [Member]
Equity ownership percentage	100.00%
Class of warrant share | shares	5,000,000
Warrant exercise price | $ / shares	$ 0.01
Warrant exercisable date	May 09, 2023
Acquisition Agreement [Member] | YLK Partners NV, LLC [Member] | Warrants [Member]
Class of warrant share | shares	5,000,000
Acquisition Agreement [Member] | LK Ventures, LLC [Member]
Equity ownership percentage	45.00%
Class of warrant share | shares	2,250,000
Acquisition Agreement [Member] | MDM Cultivation LLC [Member]
Equity ownership percentage	45.00%
Class of warrant share | shares	11,200,000
Stock issued during period, shares | shares	2,258,382
Stock issued during period, value	$ 1,500,000
Class of warrant issued, share | shares	2,250,000
Acquisition Agreement [Member] | MDM Cultivation LLC [Member] | Warrants [Member]
Class of warrant share | shares	2,250,000
Acquisition Agreement [Member] | Future Farm Technologies, Inc [Member] | Warrants [Member]
Equity ownership percentage	10.00%
Class of warrant issued, share | shares	500,000
Warrant expiration date	May 09, 2023
Fair value of warrants	$ 5,450,000
Excess cost of acquisition to related party over historical basis	$ 4,450,000
Standby Equity Distribution Agreement [Member] | YA II PN, Ltd. Advisors Global, LP [Member]
Stock issued during period, shares | shares	25,000,000
Cultivation Management Services Agreement [Member]
Agreement description	Through the acquisition, the Sellers' rights and obligations under the CMSA transferred to the Company, including the payment of an additional $250,000 within 10 days after receipt of the AZDHS approval to operate the facility; and the Installment Payments. As the Installment Payments totaling $600,000 are noninterest bearing, the Company calculated the net present value of the Installment Payments to be $518,523 (or a discount of $81,477) based on an 8% cost of capital (which is consistent with borrowing rate of the Company's other notes).
License fee	$ 600,000
Installment payments	518,523
Net of dicount of intangible assets	81,477
Acquisition cost of agreement	1,518,523
Cultivation Management Services Agreement [Member] | Arizona Department of Health Services [Member]
License fee	$ 250,000
Cultivation Management Services Agreement [Member] | YLK Partners NV, LLC [Member]
Agreement description	As consideration for the exclusive right of YLK to manage the Arizona Licensee's facility pursuant to the Management Agreement; (i) YLK paid $750,000 to the Arizona Licensee; (ii) YLK agreed to pay an additional $250,000 within 10 days after receipt of the AZDHS approval to operate the facility; and (iii) YLK agreed to pay a total of $600,000, payable in 44 equal monthly installments commencing on April 1, 2019 (the "Installment Payments").
License fee	$ 600,000
Number of installments | Integer	44
Agreement term	5 years
Options to extend the term of agreement	YLK has the option to extend the term for an additional five years with the payment of $1,000,000 at the commencement of the additional term and a total of $1,000,000 payable in equal monthly installments over the extended term of the Management Agreement.
Installment payments	$ 1,000,000
Cultivation Management Services Agreement [Member] | YLK Partners NV, LLC [Member] | Arizona Licensee [Member]
License fee	750,000
Cultivation Management Services Agreement [Member] | YLK Partners NV, LLC [Member] | Arizona Department of Health Services [Member]
License fee	$ 250,000